UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Floating Rate Fund

Investor Class (PRFRX)

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Investor Class	$39	0.77%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,244,492
Number of Portfolio Holdings	345

Portfolio Turnover Rate	32.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bank Loans	86.4%
Corporate Bonds	8.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.1

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.3%
Alera Group	2.1
Cloud Software Group	1.7
Asurion	1.7
CRC Insurance Group	1.7
Ellucian Holdings	1.6
HUB International	1.6
TransDigm	1.5
Epicor Software	1.5
X	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F194-053 1/26

Floating Rate Fund

Investor Class (PRFRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Floating Rate Fund

Advisor Class (PAFRX)

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Advisor Class	$49	0.97%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,244,492
Number of Portfolio Holdings	345

Portfolio Turnover Rate	32.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bank Loans	86.4%
Corporate Bonds	8.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.1

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.3%
Alera Group	2.1
Cloud Software Group	1.7
Asurion	1.7
CRC Insurance Group	1.7
Ellucian Holdings	1.6
HUB International	1.6
TransDigm	1.5
Epicor Software	1.5
X	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F294-053 1/26

Floating Rate Fund

Advisor Class (PAFRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Floating Rate Fund

I Class (TFAIX)

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - I Class	$33	0.64%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,244,492
Number of Portfolio Holdings	345

Portfolio Turnover Rate	32.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bank Loans	86.4%
Corporate Bonds	8.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.1

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.3%
Alera Group	2.1
Cloud Software Group	1.7
Asurion	1.7
CRC Insurance Group	1.7
Ellucian Holdings	1.6
HUB International	1.6
TransDigm	1.5
Epicor Software	1.5
X	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F231-053 1/26

Floating Rate Fund

I Class (TFAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Floating Rate Fund

Z Class (TRIZX)

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Z Class	$1	0.02%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,244,492
Number of Portfolio Holdings	345

Portfolio Turnover Rate	32.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bank Loans	86.4%
Corporate Bonds	8.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.1

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.3%
Alera Group	2.1
Cloud Software Group	1.7
Asurion	1.7
CRC Insurance Group	1.7
Ellucian Holdings	1.6
HUB International	1.6
TransDigm	1.5
Epicor Software	1.5
X	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1252-053 1/26

Floating Rate Fund

Z Class (TRIZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFRX Floating Rate Fund
PAFRX Floating Rate Fund–
.
Advisor Class
TFAIX Floating Rate Fund–
.
I Class
TRIZX Floating Rate Fund–
.
Z Class

T. ROWE PRICE Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 9.24 $ 9.30 $ 9.02 $ 9.16 $ 9.57 $ 9.11
Investment
activities
Net investment
income
(1)(2)
0.33 0.70 0.80 0.62 0.36 0.37
Net realized and
unrealized gain/
loss (0.02) (0.06) 0.28 (0.12) (0.41) 0.46
Total from
investment
activities 0.31 0.64 1.08 0.50 (0.05) 0.83
Distributions
Net investment
income (0.32) (0.70) (0.80) (0.63) (0.36) (0.37)
Net realized gain — — — (0.01) — —
Total distributions (0.32) (0.70) (0.80) (0.64) (0.36) (0.37)
NET ASSET
VALUE
End of period $ 9.23 $ 9.24 $ 9.30 $ 9.02 $ 9.16 $ 9.57

T. ROWE PRICE Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.45% 7.13% 12.38% 5.64% (0.54)% 9.26%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(4)
0.77% 0.77% 0.78% 0.75% 0.76%
Net expenses
after waivers/
payments by
Price Associates 0.77%
(4)
0.77% 0.77% 0.78% 0.75% 0.76%
Net investment
income 7.09%
(4)
7.61% 8.69% 6.87% 3.79% 3.88%
Portfolio turnover
rate 32.5% 106.9% 77.9% 27.6% 37.2% 62.0%
Net assets, end of
period (in millions) $1,929 $1,902 $1,550 $1,369 $1,949 $1,038
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 9.26 $ 9.32 $ 9.04 $ 9.18 $ 9.59 $ 9.13
Investment
activities
Net investment
income
(1)(2)
0.32 0.68 0.79 0.61 0.34 0.35
Net realized and
unrealized gain/
loss (0.01) (0.06) 0.27 (0.13) (0.40) 0.46
Total from
investment
activities 0.31 0.62 1.06 0.48 (0.06) 0.81
Distributions
Net investment
income (0.32) (0.68) (0.78) (0.61) (0.35) (0.35)
Net realized gain — — — (0.01) — —
Total distributions (0.32) (0.68) (0.78) (0.62) (0.35) (0.35)
NET ASSET
VALUE
End of period $ 9.25 $ 9.26 $ 9.32 $ 9.04 $ 9.18 $ 9.59

T. ROWE PRICE Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.34% 6.91% 12.15% 5.44% (0.74)% 9.00%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.04%
(4)
1.04% 1.07% 1.03% 1.02% 1.04%
Net expenses
after waivers/
payments by
Price Associates 0.97%
(4)
0.97% 0.97% 0.97% 0.97% 0.98%
Net investment
income 6.88%
(4)
7.37% 8.49% 6.68% 3.62% 3.67%
Portfolio turnover
rate 32.5% 106.9% 77.9% 27.6% 37.2% 62.0%
Net assets, end
of period (in
thousands) $15,108 $13,819 $9,368 $14,621 $21,783 $23,329
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 9.25 $ 9.31 $ 9.02 $ 9.16 $ 9.57 $ 9.12
Investment
activities
Net investment
income
(1)(2)
0.33 0.72 0.81 0.63 0.37 0.37
Net realized and
unrealized gain/
loss (0.02) (0.07) 0.29 (0.12) (0.40) 0.46
Total from
investment
activities 0.31 0.65 1.10 0.51 (0.03) 0.83
Distributions
Net investment
income (0.33) (0.71) (0.81) (0.64) (0.38) (0.38)
Net realized gain — — — (0.01) — —
Total distributions (0.33) (0.71) (0.81) (0.65) (0.38) (0.38)
NET ASSET
VALUE
End of period $ 9.23 $ 9.25 $ 9.31 $ 9.02 $ 9.16 $ 9.57

T. ROWE PRICE Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.40% 7.26% 12.64% 5.79% (0.41)% 9.26%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.64%
(4)
0.64% 0.65% 0.63% 0.62% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.64%
(4)
0.64% 0.65% 0.63% 0.62% 0.65%
Net investment
income 7.21%
(4)
7.73% 8.81% 6.96% 3.95% 3.95%
Portfolio turnover
rate 32.5% 106.9% 77.9% 27.6% 37.2% 62.0%
Net assets, end
of period (in
thousands) $1,004,316 $999,298 $820,734 $729,069 $1,097,697 $254,834
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 9.24 $ 9.30 $ 9.02 $ 9.16 $ 9.57 $ 9.11
Investment
activities
Net investment
income
(1)(2)
0.36 0.78 0.87 0.69 0.44 0.45
Net realized and
unrealized gain/
loss (0.01) (0.07) 0.28 (0.12) (0.42) 0.45
Total from
investment
activities 0.35 0.71 1.15 0.57 0.02 0.90
Distributions
Net investment
income (0.36) (0.77) (0.87) (0.70) (0.43) (0.44)
Net realized gain — — — (0.01) — —
Total distributions (0.36) (0.77) (0.87) (0.71) (0.43) (0.44)
NET ASSET
VALUE
End of period $ 9.23 $ 9.24 $ 9.30 $ 9.02 $ 9.16 $ 9.57

T. ROWE PRICE Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.83% 7.92% 13.22% 6.44% 0.19% 10.05%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.62%
(4)
0.62% 0.62% 0.62% 0.62% 0.64%
Net expenses
after waivers/
payments by
Price Associates 0.02%
(4)
0.02% 0.02% 0.02% 0.02% 0.03%
Net investment
income 7.83%
(4)
8.37% 9.44% 7.58% 4.63% 4.77%
Portfolio turnover
rate 32.5% 106.9% 77.9% 27.6% 37.2% 62.0%
Net assets, end of
period (in millions) $1,296 $1,289 $1,252 $1,464 $2,285 $2,119
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.0%
Miscellaneous  0.0%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 504 521
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 303 339
Total Asset-Backed Securities (Cost $866) 860
BANK LOANS  86.4% (2)
Aerospace & Defense  2.7%
Apple Bidco, FRN, 1M TSFR + 2.50%, 6.416%, 9/23/31  2,189 2,199
Bleriot U.S. Bidco, FRN, 3M TSFR + 2.50%, 6.502%, 10/31/30  6,556 6,580
Brown Group Holding, FRN, 3M TSFR + 2.75%, 6.602%, 7/1/31  21,502 21,596
Dynasty Acquisition, FRN, 1M TSFR + 2.00%, 5.916%, 10/31/31  23,060 23,114
Kaman, FRN, 3M TSFR + 2.50%, 1.52%, 2/26/32 (3) 190 191
Kaman, FRN, 6M TSFR + 2.50%, 6.378%, 2/26/32  2,015 2,020
TransDigm, FRN, 3M TSFR + 2.25%, 6.252%, 3/22/30  14,428 14,442
TransDigm, FRN, 3M TSFR + 2.50%, 6.502%, 2/28/31  21,605 21,635
TransDigm, FRN, 3M TSFR + 2.50%, 6.502%, 1/19/32  4,114 4,120
TransDigm, FRN, 3M TSFR + 2.50%, 6.502%, 8/19/32  19,255 19,293
115,190
Airlines  0.4%
AAdvantage Loyality IP, FRN, 3M TSFR + 2.25%, 6.134%,
4/20/28  16,780 16,765
16,765
Automotive  2.9%
American Axle & Manufacturing, FRN, 1M TSFR + 3.25%,
9/20/32 (4) 5,310 5,310
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 8.03%,
4/6/28 (4) 25,980 25,759
Belron Finance, FRN, 3M TSFR + 2.25%, 6.12%, 10/16/31  10,607 10,660
Clarios Global, FRN, 1M TSFR + 2.50%, 6.416%, 5/6/30  8,708 8,703
Clarios Global, FRN, 1M TSFR + 2.75%, 6.666%, 1/28/32  28,590 28,670
Mavis Tire Express Services Topco, FRN, 1M TSFR + 3.00%,
6.916%, 5/4/28  27,434 27,498
Tenneco, FRN, 3M TSFR + 5.00%, 8.989%, 11/17/28  4,240 4,145
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.416%, 1/30/31  10,586 10,585
121,330

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting  3.1%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.03%, 8/21/28 (4) 14,701 14,712
CMG Media, FRN, 3M TSFR + 3.50%, 7.602%, 6/18/29 (4) 29,789 27,167
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.423%, 11/30/29  4,920 4,790
E.W. Scripps, FRN, 1M TSFR + 5.75%, 9.823%, 6/30/28  10,686 10,797
Gray Media, FRN, 1M TSFR + 5.25%, 9.123%, 6/4/29  169 169
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.805%,
5/1/29 (4) 9,751 8,677
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.012%, 4/11/29  26,756 26,078
Nexstar Media, FRN, 1M TSFR + 2.50%, 6.416%, 6/28/32  8,788 8,804
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 13.762%,
10/11/29 (5) 2,097 2,095
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.402%,
12/31/29  4,788 4,366
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.878%, 2/19/30  6,556 5,645
Univision Communications, FRN, 1M TSFR + 3.25%, 7.28%,
1/31/29  4,302 4,256
Univision Communications, FRN, 1M TSFR + 3.50%, 7.416%,
1/31/29  8,750 8,657
Univision Communications, FRN, 3M TSFR + 4.25%, 8.252%,
6/24/29  6,691 6,677
132,890
Building Products  1.2%
Chariot Buyer, FRN, 1M TSFR + 2.75%, 6.666%, 9/8/32  12,651 12,674
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 9.166%, 7/8/30  9,750 9,294
MITER Brands Acquisition Holdco, FRN, 1M TSFR + 2.75%,
6.666%, 3/28/31  4,785 4,775
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 6.166%, 1/30/32  25,838 25,861
52,604
Cable Operators  1.0%
Cable One, FRN, 1M TSFR + 2.00%, 6.03%, 5/3/28  3,904 3,721
CSC Holdings, FRN, PRIME + 1.50%, 8.50%, 4/15/27  18,023 16,007
Directv Financing, FRN, 3M TSFR + 5.25%, 9.352%, 8/2/29  5,957 5,960
Directv Financing, FRN, 3M TSFR + 5.50%, 9.34%, 2/17/31 (4) 6,598 6,529
Radiate Holdco, FRN, 9.03%, 9/25/29 (1.50% PIK and 1M
TSFR + 3.50% Cash) (6) 8,790 6,426
Radiate Holdco, FRN, 1M TSFR + 4.00%, 6/26/29 (4) 2,042 2,020
40,663
Chemicals  1.2%
Nouryon Finance, FRN, 3M TSFR + 3.25%, 7.162%, 4/3/28  6,307 6,282
Nouryon Finance, FRN, 6M TSFR + 3.25%, 7.036%, 4/3/28  13,457 13,405
Qnity Electronics, FRN, 6M TSFR + 2.00%, 5.698%, 11/1/32  14,455 14,491

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
W. R. Grace Holdings, FRN, 3M TSFR + 3.00%, 7.002%,
8/19/32  7,640 7,607
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 6.666%, 8/1/30  7,905 7,902
49,687
Consumer Products  0.8%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 7.134%, 2/7/29 (4) 5,165 5,171
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%,
6.166%, 12/21/28  4,138 4,144
Lavender U.S. HoldCo 1, FRN, 1M TSFR + 3.25%, 9/26/32 (4) 8,385 8,401
Life Time, FRN, 1M TSFR + 2.00%, 5.784%, 11/5/31  8,630 8,644
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.416%, 5/30/29  8,477 8,544
34,904
Container  1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 7.00%,
12/31/27 (EUR)  2,980 3,392
Charter Next Generation, FRN, 1M TSFR + 2.75%, 6.709%,
11/29/30  37,923 38,070
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.893%,
9/15/28  16,932 16,936
58,398
Energy  2.6%
Brazos Delaware II, FRN, 1M TSFR + 2.50%, 6.472%, 2/11/30  4,761 4,761
CPPIB OVM Member U.S., FRN, 3M TSFR + 2.50%, 6.502%,
8/20/31  5,789 5,799
Deep Blue Operating I, FRN, 1M TSFR + 2.75%, 6.593%,
10/1/32 (4) 12,695 12,719
EPIC Crude Services, FRN, 1M TSFR + 2.50%, 6.34%,
10/15/31  14,304 14,339
Goodnight Water Solutions Holdings, FRN, 1M TSFR + 4.00%,
7.916%, 6/4/29  6,657 6,574
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 5.959%, 2/11/30  4,199 4,199
M6 ETX Holdings II Midco, FRN, 1M TSFR + 2.50%, 6.416%,
4/1/32  9,889 9,918
NGL Energy Operating, FRN, 1M TSFR + 3.50%, 7.416%,
2/3/31  23,066 23,149
Northriver Midstream Finance, FRN, 3M TSFR + 2.25%,
6.235%, 8/16/30  11,066 11,078
Prairie Acquiror, FRN, 1M TSFR + 3.75%, 7.666%, 8/1/29  17,571 17,669
110,205
Entertainment & Leisure  3.6%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
10.96%, 1/4/29  30,651 30,714
Cinemark USA, FRN, 3M TSFR + 2.25%, 6.191%, 5/24/30  5,146 5,148
Crown Finance U.S., FRN, 1M TSFR + 4.50%, 8.343%, 12/2/31  30,293 30,252
Delta 2, FRN, 3M TSFR + 2.00%, 6.002%, 9/10/31  15,350 15,350

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
EOC Borrower, FRN, 1M TSFR + 3.00%, 6.916%, 3/24/32  25,082 25,175
TKO Worldwide Holdings, FRN, 3M TSFR + 2.00%, 5.868%,
11/21/31  44,890 45,026
United Talent Agency, FRN, 1M TSFR + 3.50%, 7.459%,
6/10/32 (7) 1,626 1,635
153,300
Financial  16.6%
Acrisure, FRN, 1M TSFR + 3.00%, 6.916%, 11/6/30  26,272 26,232
Acrisure, FRN, 1M TSFR + 3.25%, 7.166%, 6/20/32  10,826 10,814
Alera Group, FRN, 1M TSFR + 3.25%, 7.166%, 5/30/32  33,345 33,470
Alera Group, FRN, 1M TSFR + 5.50%, 9.416%, 5/30/33  54,035 55,363
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.416%,
9/19/31  39,769 39,775
AmWINS Group, FRN, 3M TSFR + 2.25%, 6.252%, 1/30/32  4,364 4,374
Apollo Commercial Real Estate Finance, FRN, 1M TSFR +
3.25%, 7.209%, 6/13/30  2,903 2,913
Aretec Group, FRN, 1M TSFR + 3.00%, 8/9/30 (4) 3,400 3,408
BCPE Pequod Buyer, FRN, 1M TSFR + 3.00%, 6.916%,
11/25/31  14,776 14,813
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.00%, 6.916%,
12/10/30  6,040 6,055
Chicago U.S. Midco III, FRN, 1M TSFR + 2.50%, 5.715%,
10/9/32 (3)(7) 10,643 10,669
Chrysaor Bidco, FRN, 3M TSFR + 3.25%, 10/30/31 (4) 1,065 1,068
Citadel Securities Global Holdings, FRN, 1M TSFR + 2.00%,
5.916%, 10/31/31  3,678 3,690
Citco Funding, FRN, 3M TSFR + 2.75%, 6.806%, 4/27/28  3,739 3,757
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 8.516%,
8/9/26 (7) 3,716 3,623
CRC Insurance Group, FRN, 3M TSFR + 2.75%, 6.752%,
5/6/31  10,747 10,744
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 8.752%,
5/6/32  58,650 59,292
Edelman Financial Engines Center, FRN, 1M TSFR + 3.00%,
6.916%, 4/7/28  15,164 15,233
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.166%, 10/6/28  30,291 30,283
EP Wealth Advisors, FRN, 3M TSFR + 3.00%, 6.894%,
10/18/32  7,115 7,128
Focus Financial Partners, FRN, 1M TSFR + 2.50%, 6.416%,
9/15/31  45,110 45,098
GTCR Everest Borrower, FRN, 3M TSFR + 2.75%, 6.752%,
9/5/31  10,677 10,704
HighTower Holding, FRN, 3M TSFR + 2.75%, 6.651%, 2/3/32  37,669 37,622
HUB International, FRN, 3M TSFR + 2.25%, 6.12%, 6/20/30  61,324 61,535

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Insignia Financial, FRN, 1M TSFR + 4.50%, 11/24/32 (4)(7) 14,005 13,830
Jane Street Group, FRN, 3M TSFR + 2.00%, 5.822%, 12/15/31  23,758 23,510
Jones Deslauriers Insurance Management, FRN, 3M TSFR +
2.75%, 6.59%, 3/15/30  6,328 6,328
KREF Holdings X, FRN, 1M TSFR + 2.50%, 6.459%, 3/5/32  6,259 6,278
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.916%, 7/2/31  27,779 27,757
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.166%,
7/2/32 (4) 27,999 28,174
Orion Advisor Solutions, FRN, 3M TSFR + 3.25%, 6.717%,
9/24/30  4,315 4,333
Osaic Holdings, FRN, 1M TSFR + 3.00%, 6.916%, 7/30/32  27,701 27,747
PEX Holdings, FRN, 3M TSFR + 2.75%, 6.752%, 11/26/31  6,149 6,146
RFS OPCO, FRN, 1M TSFR + 1.00%, 1.00%, 4/4/31 (3)(7) 1,530 1,526
RFS OPCO, FRN, 1M TSFR + 4.75%, 8.752%, 4/4/31 (7) 2,085 2,070
RFS OPCO, FRN, 1M TSFR + 5.00%, 8.752%, 4/4/31 (7) 4,163 4,135
Ryan Specialty, FRN, 1M TSFR + 2.00%, 5.916%, 9/15/31  3,270 3,271
Sedgwick Claims Management Services, FRN, 1M TSFR +
2.50%, 6.416%, 7/31/31  47,194 47,267
USI, FRN, 3M TSFR + 2.25%, 6.252%, 11/21/29  4,145 4,152
704,187
Food  1.0%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 8.916%, 10/31/31  4,542 4,216
Celsius Holdings, FRN, 3M TSFR + 2.50%, 6.476%, 4/1/32  8,635 8,678
Chobani, FRN, 1M TSFR + 2.25%, 6.166%, 10/28/32  10,787 10,848
Primo Brands, FRN, 3M TSFR + 2.25%, 6.252%, 3/31/28  9,428 9,443
Sazerac, FRN, 1M TSFR + 2.50%, 6.48%, 7/9/32  4,215 4,234
Snacking Investments U.S., FRN, 3M TSFR + 3.00%, 6.838%,
10/12/32  5,515 5,548
42,967
Gaming  1.4%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.166%,
2/6/30  10,827 10,710
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.166%,
2/6/31  11,974 11,829
HRNI Holdings, FRN, 3M TSFR + 4.25%, 8.402%, 12/11/28  15,432 14,944
Light & Wonder International, FRN, 1M TSFR + 2.25%, 6.209%,
4/16/29  7,325 7,331
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.24%, 8/1/30  6,454 6,012
Playtika Holding, FRN, 1M TSFR + 2.75%, 6.78%, 3/13/28  2,332 2,257
Voyager Parent, FRN, 3M TSFR + 4.75%, 8.752%, 7/1/32  6,330 6,329
59,412
Health Care  7.4%
1261229 B.C., FRN, 1M TSFR + 6.25%, 10.166%, 10/8/30  17,850 17,609

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Amneal Pharmaceuticals, FRN, 1M TSFR + 3.50%, 7.416%,
8/2/32  3,515 3,541
Argent Finco, FRN, 1M TSFR + 2.50%, 11/22/32 (4)(7) 7,445 7,464
AthenaHealth Group, FRN, 1M TSFR + 2.75%, 6.666%, 2/15/29  11,709 11,685
Bausch + Lomb, FRN, 1M TSFR + 4.25%, 8.166%, 1/15/31  15,243 15,327
Concentra Health Services, FRN, 1M TSFR + 2.00%, 5.916%,
7/26/31  4,317 4,333
Dechra Finance U.S., FRN, 6M TSFR + 3.25%, 7.447%,
1/27/32  4,284 4,304
Financiere Mendel, FRN, 3M TSFR + 2.75%, 6.593%, 11/8/30  3,784 3,806
Global Medical Response, FRN, 3M TSFR + 3.50%, 7.384%,
10/1/32  6,330 6,362
Heartland Dental, FRN, 1M TSFR + 3.75%, 7.666%, 8/25/32  8,469 8,499
Insulet, FRN, 1M TSFR + 2.00%, 5.916%, 8/1/31  3,459 3,478
IVI America, FRN, 3M TSFR + 3.25%, 7.252%, 4/18/31  9,847 9,866
LifePoint Health, FRN, 1M TSFR + 3.50%, 7.335%, 5/17/31  6,496 6,502
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.655%, 5/17/31  15,119 15,156
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 7.916%,
1/21/30  4,357 4,356
Medline Borrower, FRN, 1M TSFR + 2.00%, 5.916%, 10/23/28  23,931 23,962
Medline Borrower, FRN, 1M TSFR + 2.00%, 5.916%, 10/23/30  32,847 32,883
Opal U.S., FRN, 3M TSFR + 3.00%, 6.902%, 4/28/32  44,470 44,755
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.382%, 4/16/32  4,455 3,836
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 8.922%,
10/24/30 (3) 4,662 4,650
Phoenix Newco, FRN, 1M TSFR + 2.25%, 6.166%, 11/15/28  4,335 4,351
QuidelOrtho, FRN, 3M TSFR + 4.00%, 8.002%, 8/20/32  4,280 4,257
Sebia, FRN, 3M TSFR + 4.00%, 8.002%, 12/13/27  10,979 10,988
Star Parent, FRN, 3M TSFR + 4.00%, 8.002%, 9/27/30  3,878 3,883
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.416%,
12/19/30  28,313 28,364
Team Health Holdings, FRN, 3M TSFR + 4.50%, 8.34%,
6/30/28 (4) 12,798 12,810
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 9.03%, 6/28/28  6,659 6,296
VetStrategy Canada Holdings, FRN, 3M TSFR + 3.75%,
7.752%, 12/12/28  5,381 5,402
Waystar Technologies, FRN, 1M TSFR + 2.00%, 5.916%,
10/22/29  4,245 4,247
312,972
Information Technology  15.3%
Applied Systems, FRN, 3M TSFR + 2.50%, 6.502%, 2/24/31  62,628 62,839
Applied Systems, FRN, 3M TSFR + 4.50%, 8.502%, 2/23/32  32,865 33,440
Avalara, FRN, 3M TSFR + 2.75%, 6.735%, 3/26/32  23,010 23,083
Boxer Parent, FRN, 1M TSFR + 5.75%, 9.666%, 7/30/32  5,362 5,153

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Boxer Parent, FRN, 3M TSFR + 3.00%, 7.199%, 7/30/31  1,241 1,235
Central Parent, FRN, 3M TSFR + 3.25%, 7.252%, 7/6/29  12,877 10,676
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.252%,
3/21/31  9,960 9,930
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.252%,
8/13/32  27,516 27,445
Cloudera, FRN, 1M TSFR + 3.75%, 7.766%, 10/8/28  4,451 4,212
Cloudera, FRN, 1M TSFR + 6.00%, 10.016%, 10/8/29  4,800 4,248
CommScope, FRN, 1M TSFR + 4.75%, 8.666%, 12/17/29  9,100 9,143
ConnectWise, FRN, 3M TSFR + 3.50%, 7.763%, 9/29/28  4,210 4,209
Delivery Hero Finco, FRN, 3M TSFR + 5.00%, 8.843%,
12/12/29  12,810 12,832
Delta Topco, FRN, 1M TSFR + 2.75%, 6.617%, 11/30/29  4,214 4,188
Delta Topco, FRN, 1M TSFR + 5.25%, 9.154%, 11/29/30  6,405 6,314
Disco Parent, FRN, 3M TSFR + 3.25%, 7.072%, 8/6/32 (7) 9,315 9,350
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.352%, 4/11/31  7,085 6,376
ECI Macola, FRN, 3M TSFR + 2.75%, 6.752%, 5/9/30  7,649 7,671
Ellucian Holdings, FRN, 1M TSFR + 2.75%, 6.666%, 10/9/29  30,901 30,976
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.666%, 11/22/32  35,411 35,588
Epicor Software, FRN, 1M TSFR + 2.50%, 6.416%, 5/30/31  61,386 61,550
Fleet U.S. Bidco, FRN, 6M TSFR + 2.50%, 6.542%, 2/21/31 (7) 10,924 10,938
IGT Holding IV, FRN, 3M TSFR + 3.00%, 6.951%, 9/1/31 (7) 1,545 1,547
Javelin Buyer, FRN, 3M TSFR + 5.00%, 8.822%, 12/6/32  8,530 8,498
Kaseya, FRN, 1M TSFR + 3.00%, 6.916%, 3/20/32  6,364 6,370
Kaseya, FRN, 1M TSFR + 5.00%, 8.916%, 3/20/33  26,120 25,630
McAfee, FRN, 1M TSFR + 3.00%, 6.916%, 3/1/29  31,771 29,281
MH Sub I, FRN, 1M TSFR + 4.25%, 8.166%, 12/31/31  10,903 8,863
MH Sub I, FRN, 3M TSFR + 4.25%, 8.252%, 5/3/28  15,071 13,588
MH Sub I, FRN, 3M TSFR + 6.25%, 10.09%, 2/23/29  15,124 11,707
Orion U.S. Finco, FRN, 3M TSFR + 3.50%, 7.427%, 10/12/32  7,765 7,794
Orion U.S. Finco, FRN, 3M TSFR + 5.50%, 9.427%, 5/20/33 (4) 6,570 6,603
Polaris Newco, FRN, 3M EURIBOR + 4.00%, 6.074%, 6/2/28
(EUR)  5,876 6,368
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.002%, 5/9/33  27,416 26,559
Proofpoint, FRN, 1M TSFR + 3.00%, 6.916%, 8/31/28  19,399 19,473
RealPage, FRN, 3M TSFR + 3.75%, 7.752%, 4/24/28  4,229 4,240
Red Planet Borrower, FRN, 1M TSFR + 4.00%, 7.916%,
9/8/32 (4) 13,745 13,739
Sandisk, FRN, 3M TSFR + 3.00%, 6.857%, 2/20/32  11,545 11,610
Starlight Parent, FRN, 3M TSFR + 4.00%, 8.026%, 4/16/32  4,385 4,346
X, 9.50%, 10/26/29 (4) 32,020 31,713
X, FRN, 6M TSFR + 6.50%, 10.448%, 10/26/29 (4) 29,907 29,100
648,425

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing  5.5%
Alliance Laundry Systems, FRN, 3M TSFR + 2.25%, 6.14%,
8/19/31  2,595 2,599
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.343%, 9/28/28 (4) 14,929 14,845
Engineered Machinery Holdings, FRN, 3M TSFR + 3.25%,
11/22/32 (4) 695 698
Engineered Machinery Holdings, FRN, 3M TSFR + 3.25%,
7.085%, 11/22/32 (4) 25,642 25,738
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.263%, 5/21/29  25,901 25,901
Filtration Group, FRN, 1M TSFR + 2.75%, 6.666%, 10/21/28  42,173 42,405
Husky Injection Molding Systems, FRN, 3M TSFR + 3.75%,
7.665%, 2/15/29 (4) 20,953 21,052
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.666%, 7/29/29  44,257 44,497
Madison IAQ, FRN, 3M TSFR + 2.75%, 6.637%, 11/8/32  2,129 2,138
Madison IAQ, FRN, 6M TSFR + 2.50%, 6.702%, 6/21/28  12,240 12,277
Madison Safety & Flow, FRN, 1M TSFR + 2.50%, 6.416%,
9/26/31  4,360 4,377
Merlin Buyer, FRN, 3M TSFR + 4.00%, 12/14/28 (4)(7) 7,868 7,927
Pro Mach Group, FRN, 1M TSFR + 2.75%, 6.666%, 10/16/32  21,144 21,243
Recess Holdings, FRN, 3M TSFR + 3.75%, 7.615%, 2/20/30  3,761 3,774
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.00%,
6.84%, 3/2/28  4,305 4,312
233,783
Metals & Mining  0.2%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.666%, 8/18/30  10,291 10,294
10,294
Other Telecommunications  2.2%
Frontier Communications Holdings, FRN, 1M TSFR + 2.50%,
6.459%, 7/1/31  16,900 16,874
Level 3 Financing, FRN, 1M TSFR + 3.25%, 7.166%,
3/29/32 (4) 37,980 38,027
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.38%, 4/16/29  6,388 6,346
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.38%, 4/15/30  4,345 4,315
Lumen Technologies, FRN, 1M TSFR + 6.00%, 9.916%, 6/1/28  5,682 5,750
QualityTech, FRN, 1M TSFR + 3.50%, 7.506%, 11/4/31  8,005 7,968
Windstream Services, FRN, 1M TSFR + 4.00%, 7.916%,
10/6/32  8,765 8,716
Zayo Group Holdings, FRN, 14.803%, 3/11/30 (7.77% PIK and
1M TSFR + 3.00% Cash) (6) 6,253 5,922
93,918
Restaurants  0.5%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 7.125%, 6/29/29  8,843 8,000
IRB Holding, FRN, 1M TSFR + 2.50%, 6.416%, 12/15/30  15,287 15,286
23,286

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail  1.1%
Boots Group Finco, FRN, 1M TSFR + 3.50%, 7.416%, 8/30/32  12,625 12,704
Evergreen Acqco 1, FRN, 3M TSFR + 3.00%, 7.026%, 9/17/32  5,161 5,174
Petco Health & Wellness, FRN, 3M TSFR + 3.25%, 7.513%,
3/3/28  4,340 4,264
PetSmart, FRN, 1M TSFR + 4.00%, 7.96%, 8/18/32  13,283 13,161
Victra Holdings, FRN, 3M TSFR + 3.75%, 7.752%, 3/29/29  10,298 10,299
45,602
Satellites  0.7%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.416%, 9/27/29  17,564 17,444
Iridium Satellite, FRN, 1M TSFR + 2.25%, 6.166%, 9/20/30  4,326 4,131
Viasat, FRN, 1M TSFR + 4.50%, 8.53%, 3/2/29 (4) 2,885 2,865
Viasat, FRN, 1M TSFR + 4.50%, 8.574%, 5/30/30  4,819 4,764
29,204
Services  7.8%
Acuren Delaware Holdco, FRN, 1M TSFR + 2.75%, 6.666%,
7/30/31  5,806 5,833
Aggreko Holdings, FRN, 3M TSFR + 3.00%, 6.868%, 5/21/31  17,452 17,534
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 7.166%,
8/20/32  42,170 42,323
Anticimex Global, FRN, 3M TSFR + 2.90%, 6.81%, 11/17/31  6,499 6,533
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.916%, 12/11/28  10,906 10,904
Boost Newco Borrower, FRN, 3M TSFR + 2.00%, 6.002%,
1/31/31  6,517 6,527
Clearwater Analytics, FRN, 6M TSFR + 2.25%, 6.46%, 4/21/32  6,235 6,235
Crown Subsea Communications Holding, FRN, 1M TSFR +
3.50%, 7.416%, 1/30/31  6,713 6,755
Dawn Bidco, FRN, 1M TSFR + 3.00%, 10/7/32 (4) 15,640 15,592
Dayforce, FRN, 3M TSFR + 2.00%, 5.84%, 3/1/31 (7) 7,876 7,876
EG America, FRN, 3M TSFR + 3.50%, 7.322%, 2/7/28  8,780 8,807
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 6.784%,
6/27/31  10,336 10,304
HireRight Holdings, FRN, 1M TSFR + 3.25%, 7.166%, 9/27/30  7,791 6,750
Icon Parent, FRN, 3M TSFR + 2.75%, 6.753%, 11/13/31  13,043 13,065
Icon Parent, FRN, 3M TSFR + 5.00%, 8.841%, 11/12/32  13,630 13,630
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.151%, 7/3/31  13,064 13,081
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 6.668%,
7/16/31  12,597 12,593
Renaissance Holdings, FRN, 1M TSFR + 4.00%, 7.916%,
4/5/30  15,064 13,016
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.016%, 6/30/28  3,760 3,546
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.016%, 11/15/29  7,383 6,694
Shift4 Payments, FRN, 3M TSFR + 2.50%, 6.502%, 6/30/32  5,985 6,023
Speed Midco 3, FRN, 6M TSFR + 2.50%, 6.288%, 10/7/32 (7) 8,925 8,914

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Staples, FRN, 3M TSFR + 5.75%, 9.604%, 9/4/29  3,901 3,656
TK Elevator U.S. Newco, FRN, 6M TSFR + 2.75%, 6.947%,
4/30/30  6,050 6,084
Trio Bidco, FRN, 3M TSFR + 1.00%, 1.00%, 10/29/32 (3)(4) 1,455 1,451
Trio Bidco, FRN, 3M TSFR + 4.00%, 7.84%, 10/8/32 (4) 13,820 13,786
UKG, FRN, 3M TSFR + 2.50%, 6.338%, 2/10/31  58,411 58,361
Wash Bidco, FRN, 1M TSFR + 3.25%, 7.166%, 8/9/32  5,370 5,399
331,272
Utilities  4.1%
Alpha Generation, FRN, 1M TSFR + 2.00%, 5.916%, 9/30/31  23,949 23,984
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 6.166%,
2/26/32  20,570 20,681
Compass Power Generation, FRN, 1M TSFR + 3.25%, 7.166%,
4/14/29  3,359 3,379
Constellation Renewables, FRN, 3M TSFR + 2.00%, 5.822%,
12/15/27  12,902 12,934
Cornerstone Generation, FRN, 3M TSFR + 3.25%, 7.093%,
8/11/32  23,345 23,566
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.416%,
5/30/31 (4) 9,813 9,876
Innio North America Holding, FRN, 3M TSFR + 2.25%, 6.135%,
11/2/28  2,878 2,889
MRP Buyer, FRN, 3M TSFR + 3.25%, 5.662%, 6/4/32 (3) 561 554
MRP Buyer, FRN, 3M TSFR + 3.25%, 7.252%, 6/4/32  4,404 4,355
Pike, FRN, 1M TSFR + 3.00%, 7.03%, 1/21/28  6,312 6,322
Talen Energy Supply, FRN, 1M TSFR + 2.00%, 10/9/32 (4) 13,183 13,183
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.353%, 5/17/30  13,235 13,258
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.353%,
12/13/31  28,633 28,673
TerraForm Power Operating, FRN, 3M TSFR + 2.00%, 6.002%,
5/21/29  8,784 8,762
172,416
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 3.25%, 7.28%, 7/31/27  4,429 4,422
Asurion, FRN, 1M TSFR + 4.25%, 8.166%, 9/19/30  8,688 8,518
Asurion, FRN, 1M TSFR + 4.25%, 8.266%, 8/19/28  10,913 10,888
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/31/28  23,150 22,123
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/20/29  26,532 24,796
70,747
Total Bank Loans (Cost $3,668,812) 3,664,421

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.1%
Insurance  0.1%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $6,200 (5)
(7)(8) 257 6,200
Total Convertible Preferred Stocks (Cost $6,200) 6,200
CORPORATE BONDS  8.2%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (1) 5,830 5,947
5,947
Automotive  1.0%
Ford Motor Credit, FRN, SOFR + 2.95%, 7.122%, 3/6/26  8,665 8,706
Rivian Holdings, 10.00%, 1/15/31 (1) 35,550 33,773
42,479
Broadcasting  1.0%
Gray Media, 9.625%, 7/15/32 (1) 6,640 6,856
Gray Media, 10.50%, 7/15/29 (1) 5,760 6,199
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 8,730 8,664
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 8,740 8,827
Univision Communications, 8.00%, 8/15/28 (1) 4,254 4,382
Univision Communications, 9.375%, 8/1/32 (1) 5,466 5,794
40,722
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (1) 1,275 1,288
1,288
Cable Operators  0.3%
CSC Holdings, 11.25%, 5/15/28 (1) 9,700 7,518
Directv Financing, 10.00%, 2/15/31 (1) 4,510 4,476
11,994
Energy  0.4%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $3,657 (5)(7)(8) 3,680 3,652
Venture Global LNG, 9.50%, 2/1/29 (1) 3,255 3,430
Venture Global LNG, VR, 9.00% (1)(9)(10) 5,070 4,316
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 3,530 3,839
15,237
Financial  1.1%
Acrisure, 8.50%, 6/15/29 (1) 7,415 7,712
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 3,610 3,628
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 4,225 4,299
Aretec Group, 10.00%, 8/15/30 (1) 3,397 3,677

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hightower Holding, 9.125%, 1/31/30 (1) 4,165 4,384
HUB International, 7.25%, 6/15/30 (1) 3,980 4,159
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 10,035 10,499
Navient, 9.375%, 7/25/30  3,325 3,657
Ryan Specialty, 4.375%, 2/1/30 (1) 595 580
USI, 7.50%, 1/15/32 (1) 4,176 4,338
46,933
Health Care  0.7%
1261229 B.C., 10.00%, 4/15/32 (1) 4,150 4,285
CHS, 10.875%, 1/15/32 (1) 10,290 11,075
LifePoint Health, 11.00%, 10/15/30 (1) 11,520 12,643
28,003
Information Technology  1.0%
Cloud Software Group, 6.625%, 8/15/33 (1) 4,205 4,142
Cloud Software Group, 8.25%, 6/30/32 (1) 3,900 4,114
Cloud Software Group, 9.00%, 9/30/29 (1) 26,790 27,661
X.AI, 12.50%, 6/30/30  8,330 8,747
44,664
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 3,360 3,688
3,688
Other Telecommunications  0.6%
Level 3 Financing, 4.875%, 6/15/29 (1) 4,950 4,715
Level 3 Financing, 6.875%, 6/30/33 (1) 3,250 3,315
Level 3 Financing, 7.00%, 3/31/34 (1) 10,755 11,024
WULF Compute, 7.75%, 10/15/30 (1) 6,450 6,667
25,721
Printing & Publishing  0.3%
Getty Images, 10.50%, 11/15/30 (1) 4,530 4,564
Getty Images, 11.25%, 2/21/30 (1) 6,435 6,177
10,741
Real Estate Investment Trust Securities  0.1%
Service Properties Trust, 8.625%, 11/15/31 (1) 2,975 3,127
Service Properties Trust, Zero Coupon, 9/30/27 (1) 3,335 2,964
6,091
Services  0.8%
Allied Universal Holdco, 7.875%, 2/15/31 (1) 3,616 3,797
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,630 2,791
EG Global Finance, 12.00%, 11/30/28 (1) 9,520 10,354
Sabre Financial Borrower, 11.125%, 6/15/29 (1) 6,515 6,645
Sabre GLBL, 10.75%, 11/15/29 (1) 5,874 5,169
Sabre GLBL, 11.125%, 7/15/30 (1) 4,844 4,172

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UKG, 6.875%, 2/1/31 (1) 2,170 2,235
35,163
Telephones  0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 4.905%,
3/20/26  2,690 2,696
2,696
Utilities  0.6%
NRG Energy, VR, 10.25% (1)(9)(10) 5,330 5,816
Talen Energy Supply, 8.625%, 6/1/30 (1) 5,293 5,604
Vistra, VR, 8.00% (1)(9)(10) 2,258 2,298
Vistra, Series C, VR, 8.875% (1)(9)(10) 12,285 13,544
27,262
Total Corporate Bonds (Cost $346,827) 348,629
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $7,407 (7)
(8) 8 7,553
Total Preferred Stocks (Cost $7,407) 7,553
SHORT-TERM INVESTMENTS  5.6%
Money Market Funds  5.6%
T. Rowe Price Government Reserve Fund, 4.02% (11)(12) 236,461 236,461
Total Short-Term Investments (Cost $236,461) 236,461
Total Investments in Securities
100.5% of Net Assets
(Cost $4,266,573) $ 4,264,124
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $322,031 and represents 7.6% of net assets.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at November 30, 2025, were $5,076 and were valued at
$5,069 (0.1% of net assets).
(4) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $17,405 and represents 0.4% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 324 40 25 15
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 324 41 25 16
Total Bilateral Credit Default Swaps, Protection
Sold 50 31
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.107% (SOFR) at Maturity,
12/22/25 10,015 276 — 276
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.107% (SOFR) at Maturity,
3/20/26 10,015 283 — 283
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.122% (SOFR) at Maturity,
12/20/25 16,700 40 — 40
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.122% (SOFR) at Maturity,
12/22/25 5,755 245 — 245

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.122% (SOFR) at Maturity,
3/20/26 4,200 14 — 14
Total Bilateral Total Return Swaps — 858
Total Bilateral Swaps 50 889
*
Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $3.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 2/20/26 USD 1,669 EUR 1,432 $ —
Toronto-Dominion Bank 2/20/26 USD 16,574 EUR 14,218 6
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ —# $ — $ 5,837+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 361,545  ¤  ¤ $ 236,461^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $5,837 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $236,461.

T. ROWE PRICE Floating Rate Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,266,573) $ 4,264,124
Receivable for investment securities sold 83,397
Interest receivable 25,753
Cash 18,217
Receivable for shares sold 2,688
Unrealized gain on bilateral swaps 889
Due from affiliates 583
Bilateral swap premiums paid 50
Unrealized gain on forward currency exchange contracts 6
Foreign currency (cost $1) 1
Other assets 104
Total assets 4,395,812
Liabilities
Payable for investment securities purchased 137,093
Payable for shares redeemed 5,053
Investment management fees payable 2,041
Payable to directors 2
Other liabilities 7,131
Total liabilities 151,320
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 4,244,492

T. ROWE PRICE Floating Rate Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (343,093)
Paid-in capital applicable to 459,825,856 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 4,587,585
NET ASSETS $ 4,244,492
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,928,925; Shares outstanding:
208,986,611) $ 9.23
Advisor Class
(Net assets: $15,108; Shares outstanding: 1,632,744) $ 9.25
I Class
(Net assets: $1,004,316; Shares outstanding:
108,761,923) $ 9.23
Z Class
(Net assets: $1,296,143; Shares outstanding:
140,444,578) $ 9.23

T. ROWE PRICE Floating Rate Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 163,263
Dividend 6,230
Other 1
Total income 169,494
Expenses
Investment management 12,594
Shareholder servicing
Investor Class $ 1,470
Advisor Class 13
I Class 113 1,596
Rule 12b-1 fees
Advisor Class 18
Prospectus and shareholder reports
Investor Class 29
Advisor Class 1
I Class 7
Z Class 1 38
Interest and borrowing-related 311
Custody and accounting 138
Registration 98
Legal and audit 29
Directors 7
Miscellaneous 190
Waived / paid by Price Associates (3,860)
Total expenses 11,159
Net investment income 158,335

T. ROWE PRICE Floating Rate Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (4,362)
Swaps 353
Forward currency exchange contracts (578)
Foreign currency transactions 171
Net realized loss (4,416)
Change in net unrealized gain / loss
Securities (2,904)
Swaps 331
Forward currency exchange contracts 237
Other assets and liabilities denominated in foreign currencies 61
Change in net unrealized gain / loss (2,275)
Net realized and unrealized gain / loss (6,691)
INCREASE IN NET ASSETS FROM OPERATIONS $ 151,644

T. ROWE PRICE Floating Rate Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 158,335 $ 306,419
Net realized loss (4,416) (24,575)
Change in net unrealized gain / loss (2,275) (14,208)
Increase in net assets from operations 151,644 267,636
Distributions to shareholders
Net earnings
Investor Class (70,076) (130,985)
Advisor Class (503) (848)
I Class (36,435) (70,446)
Z Class (50,248) (101,885)
Decrease in net assets from distributions (157,262) (304,164)
Capital share transactions
*
Shares sold
Investor Class 451,890 1,169,904
Advisor Class 3,963 8,554
I Class 171,393 528,452
Z Class 16,689 320,182
Distributions reinvested
Investor Class 65,211 121,746
Advisor Class 474 797
I Class 32,523 63,484
Z Class 49,987 101,576
Shares redeemed
Investor Class (486,990) (925,478)
Advisor Class (3,128) (4,812)
I Class (197,660) (404,256)
Z Class (58,275) (372,138)
Increase in net assets from capital share
transactions 46,077 608,011

T. ROWE PRICE Floating Rate Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase during period 40,459 571,483
Beginning of period 4,204,033 3,632,550
End of period $ 4,244,492 $ 4,204,033
*Share information (000s)
Shares sold
Investor Class 48,821 126,172
Advisor Class 427 920
I Class 18,511 56,909
Z Class 1,804 34,472
Distributions reinvested
Investor Class 7,046 13,132
Advisor Class 51 86
I Class 3,512 6,844
Z Class 5,402 10,958
Shares redeemed
Investor Class (52,654) (100,200)
Advisor Class (337) (519)
I Class (21,350) (43,852)
Z Class (6,298) (40,486)
Increase in shares outstanding 4,935 64,436

T. ROWE PRICE Floating Rate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Floating Rate Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Floating Rate Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the Floating Rate
Fund (Investor Class), the Floating Rate Fund–Advisor Class (Advisor Class),
the Floating Rate Fund–I Class (I Class) and the Floating Rate Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Floating Rate Fund

amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Floating Rate Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Floating Rate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at November 30, 2025, totaled $339,000 for the six months ended November 30, 2025. During the six months, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Asset-Backed Securities $ — $ 860 $ — $ 860
Bank Loans — 3,572,917 91,504 3,664,421
Convertible Preferred Stocks — — 6,200 6,200
Corporate Bonds — 344,977 3,652 348,629
Preferred Stocks — — 7,553 7,553
Short-Term Investments 236,461 — — 236,461
Total Securities 236,461 3,918,754 108,909 4,264,124
Swaps — 939 — 939
Forward Currency Exchange
Contracts — 6 — 6
Total $ 236,461 $ 3,919,699 $ 108,909 $ 4,265,069
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
11/30/25
Investment in
Securities
Bank Loans $ 184,441 $ 289 $ 76,091 $ (78,592) $ (90,725) $ 91,504
Convertible
Preferred Stocks 6,200 — — — — 6,200
Corporate Bonds — — 3,652 — — 3,652
Preferred Stocks 7,535 18 — — — 7,553
Total $ 198,176 $ 307 $ 79,743 $ (78,592) $ (90,725) $ 108,909

T. ROWE PRICE Floating Rate Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As
defined
by GAAP, a derivative is a financial
instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 6
Credit derivatives Bilateral Swaps and Premiums 939
Total $ 945

T. ROWE PRICE Floating Rate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (578) $ — $ (578)
Credit derivatives — 353 353
Total $ (578) $ 353 $ (225)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 237 $ — $ 237
Credit derivatives — 331 331
Total $ 237 $ 331 $ 568

T. ROWE PRICE Floating Rate Fund

or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of November 30,
2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $833,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net

T. ROWE PRICE Floating Rate Fund

gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the

T. ROWE PRICE Floating Rate Fund

value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $648,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Floating Rate Fund

During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms

T. ROWE PRICE Floating Rate Fund

which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,341,175,000 and
$1,340,782,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Floating Rate Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$337,168,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,267,855,000. Net unrealized loss aggregated $2,582,000 at period-end, of which $30,697,000 related to appreciated investments and $33,279,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Floating Rate Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $27,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Floating Rate Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $316,000 for T. Rowe Price
Services, Inc.; and $3,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.94% 0.95% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $(6) $— $(3,854)

T. ROWE PRICE Floating Rate Fund

of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Floating Rate Fund

NOTE 8 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of
$1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple Secured
Overnight Financing Rate (SOFR), (b) Federal Funds Effective Rate, or (c)
the Overnight Bank Funding Rate plus an applicable margin. At November 30,
2025, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-

T. ROWE PRICE Floating Rate Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F194-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026